UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-03495

DWS Money Market Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2014

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2014

Semiannual Report

to Shareholders

NY Tax Free Money Fund

Investment Class

Tax Free Money Fund Investment

Contents
NY Tax Free Money Fund
3 Portfolio Summary
4 Investment Portfolio
8 Statement of Assets and Liabilities
9 Statement of Operations
10 Statement of Changes in Net Assets
12 Financial Highlights
Tax Free Money Fund Investment
13 Portfolio Summary
14 Investment Portfolio
19 Statement of Assets and Liabilities
20 Statement of Operations
21 Statement of Changes in Net Assets
22 Financial Highlights
23 Notes to Financial Statements
29 Information About Each Fund's Expenses
32 Advisory Agreement Board Considerations and Fee Evaluation
41 Account Management Resources
43 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the funds' objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about each fund. Please read the prospectus carefully before you invest.

An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the funds' $1.00 share price. The credit quality of the funds' holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the funds' share price. The funds' share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the funds may have a significant adverse effect on the share prices of all classes of shares of the funds. See the prospectus for specific details regarding the funds' risk profile.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of June 30, 2014 (Unaudited)

NY Tax Free Money Fund
	Principal Amount ($)	Value ($)

Municipal Investments 99.4%
New York 88.2%
Albany, NY, Industrial Development Agency, Albany College of Pharmacy, Series A, 0.06%*, 7/1/2038, LOC: TD BankNorth NA	1,230,000	1,230,000
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.14%*, 10/1/2041, LIQ: Barclays Bank PLC	2,200,000	2,200,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.14%*, 10/1/2041, LIQ: Barclays Bank PLC	1,600,000	1,600,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Nursing Home, 0.08%*, 12/1/2040, LOC: HSBC Bank U.S.A. NA	2,615,000	2,615,000
Nassau, NY, Health Care Corp. Revenue, Series D-2, 0.11%*, Mandatory Put 7/27/2014 @ 100, 8/1/2029, LOC: JPMorgan Chase Bank NA	1,800,000	1,800,000
New York, General Obligation, Series E, 4.0%, 8/1/2014	500,000	501,653
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, 144A, Prerefunded 10/1/2014 @ 100, 5.125%, 4/1/2018, INS: AGMC	500,000	506,250
New York, State Housing Finance Agency Revenue, Clinton Park Phase II, Series A-1, 0.08%*, 11/1/2049, LOC: Wells Fargo Bank NA	1,955,000	1,955,000
New York, State Housing Finance Agency Revenue, Housing West 29th LLC, Series A, 0.05%*, 5/1/2045, LOC: Wells Fargo Bank NA	2,180,000	2,180,000
New York, State Housing Finance Agency Revenue, 100 Maiden Lane Properties LLC, Series A, 0.07%*, 5/15/2037, LIQ: Fannie Mae	1,800,000	1,800,000
New York, State Power Authority:
0.1%*, Mandatory Put 9/2/2014 @ 100, 3/1/2016, LIQ: Bank of Nova Scotia	2,440,000	2,440,000
0.1%*, Mandatory Put 9/2/2014 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	3,000,000	3,000,000
New York, State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A, 5.0%, 4/1/2015	610,000	632,005
New York, State Urban Development Corp. Revenue:
Series A3C, 0.06%*, 3/15/2033, SPA: JPMorgan Chase Bank NA	1,000,000	1,000,000
Series A3D, 0.06%*, 3/15/2033, SPA: JPMorgan Chase Bank NA	620,000	620,000
New York, State Urban Development Corp. Revenue, State Personal Income Tax:
Series A-1, 5.0%, 12/15/2014	870,000	889,146
Series B, 144A, Prerefunded 3/15/2015 @ 100, 4.125%, 3/15/2016, INS: AGMC	250,000	256,967
Series C, 5.0%, 12/15/2014	250,000	255,447
New York City, NY, Health & Hospital Corp., HHC Capital Corp., Series C, 144A, 0.06%*, 2/15/2031, LOC: TD Bank NA	2,070,000	2,070,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Plaza Residences LP, Series A, AMT, 0.09%*, 7/1/2039, LOC: Citibank NA	1,465,000	1,465,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jewish Board of Family Services, 0.05%*, 7/1/2025, LOC: TD Bank NA	1,355,000	1,355,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series B-4, 0.05%*, 6/15/2023, SPA: Royal Bank of Canada	770,000	770,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series H, 3.0%, 11/1/2014	1,000,000	1,009,530
Series B, 144A, 4.0%, 11/1/2014	500,000	506,535
Series B, ETM, 5.0%, 11/1/2014	350,000	355,626
New York, NY, General Obligation:
Series E, 0.08%*, 8/1/2034, LOC: Bank of America NA	500,000	500,000
Series B2, 0.09%*, 8/15/2023, SPA: Landesbank Hessen-Thuringen	2,400,000	2,400,000
Series G, Prerefunded 12/1/2014 @ 100, 5.0%, 12/1/2017	565,000	576,310
Port Authority of New York & New Jersey:
Series R-14077, 144A, 0.07%*, 6/1/2021, LIQ: Citibank NA	2,580,000	2,580,000
Series 169, 144A, AMT, 5.0%, 10/15/2014	1,000,000	1,014,154
Triborough, NY, Bridge & Tunnel Authority Revenues:
Series B-2C, 0.04%*, 1/1/2032, LOC: U.S. Bank NA	500,000	500,000
Series B, 0.06%*, 1/1/2032, LOC: State Street Bank & Trust Co.	800,000	800,000
		41,383,623
Puerto Rico 11.2%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Control Facilities, Bristol-Myers Squibb Project, AMT, 0.18%*, 12/1/2030	2,050,000	2,050,000
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-46, 144A, 0.19%**, 9/1/2015, LOC: Royal Bank of Canada	3,200,000	3,200,000
		5,250,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $46,633,623)†	99.4	46,633,623
Other Assets and Liabilities, Net	0.6	277,567
Net Assets	100.0	46,911,190

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and shown at their current rates as of June 30, 2014.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2014.

† The cost for federal income tax purposes was $46,633,623.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$46,633,623	$—	$46,633,623
Total	$—	$46,633,623	$—	$46,633,623

There have been no transfers between fair value measurement levels during the period ended June 30, 2014.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2014 (Unaudited)
Assets	NY Tax Free Money Fund
Investments in securities, valued at amortized cost	$46,633,623
Cash	198,301
Receivable for investments sold	35,000
Interest receivable	56,335
Due from Advisor	12,699
Other assets	20,327
Total assets	46,956,285
Liabilities
Distributions payable	254
Accrued Trustees' fees	272
Other accrued expenses and payables	44,569
Total liabilities	45,095
Net assets, at value	$46,911,190
Net Assets Consist of
Undistributed net investment income	4,075
Accumulated net realized gain (loss)	(4,823)
Paid-in capital	46,911,938
Net assets, at value	$46,911,190
Net Asset Value
Investment Class Net Asset Value, offering and redemption price per share ($46,140,757 ÷ 46,163,861 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$1.00
Tax-Exempt New York Money Market Fund Net Asset Value, offering and redemption price per share ($770,433 ÷ 770,819 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2014 (Unaudited)
Investment Income	NY Tax Free Money Fund
Income: Interest	$24,408
Total income	24,408
Expenses: Management fee	27,734
Administration fee	23,111
Services to shareholders	58,718
Distribution and service fees	45,486
Custodian fee	2,898
Professional fees	34,696
Reports to shareholders	24,215
Registration fees	11,068
Trustees' fees and expenses	2,174
Other	2,660
Total expenses before expense reductions	232,760
Expense reductions	(210,689)
Total expenses after expense reductions	22,071
Net investment income	2,337
Net realized gain (loss) from investments	1,305
Net increase (decrease) in net assets resulting from operations	$3,642

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
NY Tax Free Money Fund
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations: Net investment income	$2,337	$5,637
Operations: Net investment income	$2,337	$5,637
Net realized gain (loss) from investments	1,305	(3,572)
Net increase (decrease) in net assets resulting from operations	3,642	2,065
Distributions to shareholders from: Net investment income: Investment Class	(2,202)	(5,246)
Tax-Exempt New York Money Market Fund	(110)	(1,073)
Total distributions	(2,312)	(6,319)
Fund share transactions: Investment Class Proceeds from shares sold	62,108,886	125,925,039
Reinvestment of distributions	705	1,563
Payments of shares redeemed	(58,572,060)	(141,859,502)
Net increase (decrease) in net assets from Investment Class share transactions	3,537,531	(15,932,900)
Tax-Exempt New York Money Market Fund Proceeds from shares sold	1,086,687	12,998,538
Reinvestment of distributions	110	1,073
Payments for shares redeemed	(2,708,851)	(23,947,518)
Net increase (decrease) in net assets from Tax-Exempt New York Money Market Fund share transactions	(1,622,054)	(10,947,907)
Increase (decrease) in net assets	1,916,807	(26,885,061)
Net assets at beginning of period	44,994,383	71,879,444
Net assets at end of period (including undistributed net investment income of $4,075 and $4,050, respectively)	$46,911,190	$44,994,383

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — NY Tax Free Money Fund (continued)
Other Information	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Investment Class
Shares outstanding at beginning of period	42,626,330	58,559,230
Shares sold	62,108,886	125,925,039
Shares issued to shareholders in reinvestment of distributions	705	1,563
Shares redeemed	(58,572,060)	(141,859,502)
Net increase (decrease) in Fund shares from Investment Class share transactions	3,537,531	(15,932,900)
Shares outstanding at end of period	46,163,861	42,626,330
Tax-Exempt New York Money Market Fund
Shares outstanding at beginning of period	2,392,873	13,340,780
Shares sold	1,086,687	12,998,538
Shares issued to shareholders in reinvestment of distributions	110	1,073
Shares redeemed	(2,708,851)	(23,947,518)
Net increase (decrease) in Fund shares from Tax-Exempt New York Money Market Fund share transactions	(1,622,054)	(10,947,907)
Shares outstanding at end of period	770,819	2,392,873

The accompanying notes are an integral part of the financial statements.

Financial Highlights
NY Tax Free Money Fund Investment Class
			Years Ended December 31,
	Six Months Ended 6/30/14 (Unaudited)		2013		2012		2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.000	***	.002
Net realized gain (loss)	.000	***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.000	***	.002
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.001)		(.002)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.00	b**	.01		.01		.01		.06		.22
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	46		43		59		52		52		81
Ratio of expenses before expense reductions (%)	.99	*	.94		.90		.84		.78		.84
Ratio of expenses after expense reductions (%)	.10	*	.14		.20		.27		.32		.43
Ratio of net investment income (%)	.01	*	.01		.01		.01		.01		.29
a Total return would have been lower had certain expenses not been reduced. b Amount is less than .005%. * Annualized ** Not annualized *** Amount is less than $.0005 per share.

Portfolio Summary (Unaudited)

Investment Portfolio as of June 30, 2014 (Unaudited)

Tax Free Money Fund Investment
	Principal Amount ($)	Value ($)

Municipal Investments 104.4%
Alaska 2.4%
Anchorage, AK, TECP, 0.07%, 7/9/2014, LOC: Wells Fargo Bank NA	2,150,000	2,150,000
Anchorage, AK, General Obligation, 6.0%, 10/1/2014, INS: NATL	1,000,000	1,014,567
		3,164,567
Arizona 2.3%
Arizona, Salt River Pima-Maricopa, Indian Community, 0.09%*, 10/1/2026, LOC: Bank of America NA	3,000,000	3,000,000
California 9.1%
California, Nuveen Dividend Advantage Municipal Fund 2, 144A, AMT, 0.16%*, 8/3/2043, LIQ: Royal Bank of Canada	600,000	600,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Series R-13104CE, 144A, 0.56%*, 9/6/2035, GTY: Citibank NA, LIQ: Citibank NA	5,060,000	5,060,000
Los Angeles, CA, General Obligation, 1.5%, 6/25/2015 (a)	3,000,000	3,039,900
San Bernardino County, CA, General Obligation, Series A, 144A, 2.0%, 6/30/2015 (a)	3,000,000	3,056,160
		11,756,060
Florida 4.3%
Hillsborough County, FL, Housing Finance Authority, Multi-Family Revenue, Hunt Club Apartments, 0.08%*, 8/15/2041, LOC: SunTrust Bank	5,310,000	5,310,000
Palm Beach County, FL, Community Foundation, Palm Beach Project Revenue, 0.07%*, 3/1/2034, LOC: Northern Trust Co.	300,000	300,000
		5,610,000
Georgia 4.7%
Georgia, Private Colleges & Universities Authority Revenue, TECP, 0.11%, 11/13/2014	1,417,000	1,417,000
Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series B, 0.04%*, 1/1/2036, LOC: JPMorgan Chase Bank NA	4,700,000	4,700,000
		6,117,000
Hawaii 1.9%
Hawaii, State Department of Budget & Finance, Special Purpose Mortgage Revenue, Wailuku River Hydroelectric, AMT, 0.1%*, 12/1/2021, LOC: Union Bank of California	2,510,500	2,510,500
Illinois 16.7%
Channahon, IL, Morris Hospital Revenue, Series D, 0.06%*, 12/1/2032, LOC: U.S. Bank NA	2,760,000	2,760,000
DuPage County, IL, School District No. 4 Addison, Prerefunded 1/1/2015 @ 100, 4.1%, 1/1/2021, INS: AGMC	1,165,000	1,187,524
Illinois, State Educational Facilities Authority, State Xavier University Project, Series A, 144A, 0.09%*, 10/1/2032, LOC: Bank of America NA	3,160,000	3,160,000
Illinois, State Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, Inc., 0.06%*, 4/1/2033, LOC: Northern Trust Co.	3,300,000	3,300,000
Illinois, Upper River Valley Development Authority, Industrial Development Revenue, Cathy Asta Enterprises LLC, Series A, AMT, 0.2%*, 8/1/2033, LOC: Bank of America NA	5,000,000	5,000,000
University of Illinois, Health Services Facilities Systems, Series B, 0.05%*, 10/1/2026, LOC: Wells Fargo Bank NA	6,100,000	6,100,000
		21,507,524
Indiana 5.9%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.13%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	4,540,000	4,540,000
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health, Series D, 0.05%*, 3/1/2033, LOC: Northern Trust Co.	3,145,000	3,145,000
		7,685,000
Maryland 3.1%
Montgomery County, MD, TECP, 0.1%, 8/13/2014, LIQ: State Street Bank & Trust Co.	4,000,000	4,000,000
Massachusetts 0.4%
Massachusetts, State Consolidated Loan, Series C, 5.5%, 11/1/2014, INS: NATL	500,000	509,007
Mississippi 1.3%
Mississippi, State Business Finance Comission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 144A, 0.03%*, 11/1/2035, GTY: Chevron Corp.	1,690,000	1,690,000
New Hampshire 4.8%
New Hampshire, State Health & Education Facilities Authority Revenue, Bishop Guertin High School, 0.06%*, 9/1/2032, LOC: TD Bank NA	1,810,000	1,810,000
New Hampshire, State Health & Education Facilities Authority Revenue, Easter Seals Rehabilitation Center, Series A, 0.07%*, 12/1/2034, LOC: Citizens Bank of NH	4,400,000	4,400,000
		6,210,000
New Jersey 2.7%
New Jersey, RIB Floater Trust, Series 14WE, 144A, 0.11%**, 7/3/2017, LOC: Barclays Bank PLC	3,500,000	3,500,000
New York 11.7%
Long Island, NY, Power Authority, Series 3A, 0.06%*, 5/1/2033, LOC: JPMorgan Chase Bank NA	1,500,000	1,500,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Home Aged Project, 0.08%*, 12/1/2040, LOC: HSBC Bank U.S.A. NA	4,400,000	4,400,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Nursing Home, 0.08%*, 12/1/2040, LOC: HSBC Bank U.S.A. NA	1,485,000	1,485,000
New York, RIB Floater Trust, Series 1WX, 144A, 0.07%*, 6/15/2035, LIQ: Barclays Bank PLC	2,000,000	2,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series CC-1, 0.03%*, 6/15/2038, SPA: Bank of Nova Scotia	2,000,000	2,000,000
New York, NY, General Obligation, Series B2, 0.09%*, 8/15/2023, SPA: Landesbank Hessen-Thuringen	500,000	500,000
Saratoga County, NY, Capital Resource Corp. Revenue, Saratoga Hospital Project, 0.06%*, 12/1/2040, LOC: HSBC Bank U.S.A. NA	3,125,000	3,125,000
		15,010,000
North Carolina 4.8%
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, High Point University Project, 0.06%*, 12/1/2028, LOC: Branch Banking & Trust	3,830,000	3,830,000
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Summit School, Inc. Project, 0.06%*, 6/1/2033, LOC: Branch Banking & Trust	2,370,000	2,370,000
		6,200,000
Pennsylvania 7.5%
Crawford County, PA, Industrial Development Authority Revenue, Allegheny College, Series B, 0.07%*, 11/1/2039, LOC: PNC Bank NA	2,000,000	2,000,000
Delaware County, PA, Industrial Development Authority, Covanta Energy Project, Series A, 0.1%*, 7/1/2043, LOC: Bank of America NA	3,615,000	3,615,000
Delaware County, PA, Industrial Development Authority, Solid Waste System Revenue, Scott Paper Co., Series E, 0.09%*, 12/1/2018, GTY: Kimberly-Clark Corp.	3,500,000	3,500,000
Northeastern, PA, Hospital & Education Authority, Commonwealth Medical College Project, 0.05%*, 9/1/2034, LOC: PNC Bank NA	535,000	535,000
		9,650,000
Puerto Rico 4.2%
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-46, 144A, 0.19%**, 9/1/2015, LOC: Royal Bank of Canada	5,400,000	5,400,000
Tennessee 3.0%
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.22%*, 5/1/2016, LOC: BNP Paribas	3,895,000	3,895,000
Texas 8.1%
Arlington, TX, Independent School District, 144A, Prerefunded 2/15/2015 @ 100, 5.0%, 2/15/2017	5,000,000	5,150,705
Houston, TX, Water & Sewer Systems Revenue, Series 37TPZ, 144A, 0.06%*, 12/1/2028, INS: AGMC, LIQ: Wells Fargo Bank NA, LOC: Wells Fargo Bank NA	405,000	405,000
Texas, Lower Neches Valley Authority, Pollution Control Revenue, Chevron U.S.A., Inc. Project, Mandatory Put 8/15/2014 @100, 0.12%*, 2/15/2017	3,680,000	3,680,000
Williamson County, TX, General Obligation, Prerefunded 2/15/2015 @ 100, 5.0%, 2/15/2030, INS: NATL	1,235,000	1,271,950
		10,507,655
Virginia 2.4%
Stafford County, VA, Staunton Industrial Development Authority Revenue, Series B-1, 0.08%*, 8/1/2028, LOC: Bank of America NA	1,900,000	1,900,000
Virginia, State Public School Authority, School Financing-1997 Resolution:
Series A, 5.0%, 8/1/2014	600,000	602,455
Series B, 5.25%, 8/1/2014	600,000	602,531
		3,104,986
Washington 2.3%
King County, WA, Housing Authority, Summerfield Apartments Project, 0.05%*, 9/1/2035, LOC: U.S. Bank NA	2,975,000	2,975,000
West Virginia 0.8%
Cabell County, WV, University Facilities, Provident Group Marshall Properties, Series A, 0.11%*, 7/1/2039, LOC: Bank of America NA	1,000,000	1,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $135,002,299)†	104.4	135,002,299
Other Assets and Liabilities, Net	(4.4)	(5,647,096)
Net Assets	100.0	129,355,203

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2014.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2014.

† The cost for federal income tax purposes was $135,002,299.

(a) When-issued security

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax-Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (b)	$—	$135,002,299	$—	$135,002,299
Total	$—	$135,002,299	$—	$135,002,299

There have been no transfers between fair value measurement levels during the period ended June 30, 2014.

(b) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2014 (Unaudited)
Assets	Tax Free Money Fund Investment
Investments in securities, valued at amortized cost	$135,002,299
Cash	2,372,005
Receivable for investments sold	55,000
Interest receivable	201,202
Due from Advisor	1,039
Other assets	16,636
Total assets	137,648,181
Liabilities
Payable for investments purchased	2,150,000
Payable for investments purchased — when-issued securities	6,096,060
Distributions payable	1,091
Accrued Trustees' fees	503
Other accrued expenses and payables	45,324
Total liabilities	8,292,978
Net assets, at value	$129,355,203
Net Assets Consist of
Undistributed net investment income	9,775
Accumulated net realized gain (loss)	3,960
Paid-in capital	129,341,468
Net assets, at value	$129,355,203
Net Asset Value
Premier Shares Net Asset Value, offering and redemption price per share ($129,355,203 ÷ 129,340,550 shares outstanding, $.01 par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2014 (Unaudited)
Investment Income	Tax Free Money Fund Investment
Income: Interest	$90,797
Total income	90,797
Expenses: Management fee	98,663
Administration fee	65,775
Services to shareholders	163,588
Service fees	164,162
Custodian fee	3,677
Professional fees	29,686
Reports to shareholders	15,627
Registration fees	9,522
Trustees' fees and expenses	4,047
Other	3,136
Total expenses before expense reductions	557,883
Expense reductions	(473,714)
Total expenses after expense reductions	84,169
Net investment income	6,628
Net realized gain (loss) from investments	3,960
Net increase (decrease) in net assets resulting from operations	$10,588

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Tax Free Money Fund Investment
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations: Net investment income	$6,628	$14,079
Operations: Net investment income	$6,628	$14,079
Net realized gain (loss) from investments	3,960	14
Net increase (decrease) in net assets resulting from operations	10,588	14,093
Distributions to shareholders from: Net investment income: Premier Shares	(6,579)	(14,079)
Fund share transactions: Premier Shares Proceeds from shares sold	166,746,092	317,139,815
Reinvestment of distributions	91	214
Payments for shares redeemed	(158,516,711)	(358,267,668)
Net increase (decrease) in net assets from Premier Shares transactions	8,229,472	(41,127,639)
Increase (decrease) in net assets	8,233,481	(41,127,625)
Net assets at beginning of period	121,121,722	162,249,347
Net assets at end of period (including undistributed net investment income of $9,775 and $9,726, respectively)	$129,355,203	$121,121,722
Other Information
Premier Shares Shares outstanding at beginning of period	121,111,078	162,238,717
Shares sold	166,746,092	317,139,815
Shares issued to shareholders in reinvestment of distributions	91	214
Shares redeemed	(158,516,711)	(358,267,668)
Net increase (decrease) in Fund shares from Premier Shares transactions	8,229,472	(41,127,639)
Shares outstanding at end of period	129,340,550	121,111,078

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax Free Money Fund Investment

Premier Shares
			Years Ended December 31,
	Six Months Ended 6/30/14 (Unaudited)		2013		2012		2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.000	***	.001
Net realized gain (loss)	.000	***	.000	***	.000	***	.000	***	.000	***	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.000	***	.001
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.00	b**	.01		.01		.01		.03		.15
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	129		121		162		145		164		173
Ratio of expenses before expense reductions (%)	.85	*	.84		.85		.86		.81		.82
Ratio of expenses after expense reductions (%)	.13	*	.16		.26		.31		.42		.64
Ratio of net investment income (%)	.01	*	.01		.01		.01		.01		.14
a Total return would have been lower had certain expenses not been reduced. b Amount is less than .005%. * Annualized ** Not annualized *** Amount is less than $.0005 per share.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

NY Tax Free Money Fund and Tax Free Money Fund Investment (each a "Fund," and collectively, the "Funds") are each a diversified series of DWS Money Market Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

NY Tax Free Money Fund offers two classes of shares: Investment Class and Tax-Exempt New York Money Market Fund. The financial highlights for Tax-Exempt New York Money Market Fund are provided separately and are available upon request.

Tax Free Money Fund Investment offers one class of shares, Premier Shares.

Investment income, realized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Funds value all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Funds are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

When-Issued/Delayed Delivery Securities. Each Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yield available in the market on the dates when the investments are actually delivered to the buyers. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2013, NY Tax Free Money Fund had a net tax basis capital loss carryforward of approximately $6,000, including $1,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2018, the expiration date, whichever occurs first; and $5,000 of post-enactment short-term losses, which may be applied against realized net taxable capital gains indefinitely.

Each Fund has reviewed the tax positions for the open tax years as of December 31, 2013 and has determined that no provision for income tax and/or uncertain tax provisions is required in each Fund's financial statements. Each Fund's federal tax returns for the prior three fiscal years remains open subject to examination by the Internal Revenue Service.

Distributions of Income and Gains. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of each Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund.

Under each Investment Management Agreement with the Advisor, NY Tax Free Money Fund and Tax Free Money Fund Investment pay an annual management fee of 0.12% and 0.15%, respectively, based on each Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2014 through April 30, 2015, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of Tax Free Money Fund Investment — Premier Shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.80% of its average daily net assets.

The Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of NY Tax Free Money Fund — Investment Class to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.80% of its average daily net assets.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses for NY Tax Free Money Fund and Tax Free Money Fund Investment.

Accordingly, for the six months ended June 30, 2014, the amount charged to each Fund by the Advisor was as follows:
	Total Aggregated	Waived	Annualized Effective Rate
NY Tax Free Money Fund	$27,734	$27,734	.00%
Tax Free Money Fund Investment	$98,663	$98,663	.00%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to each Fund. For all services provided under the Administrative Services Agreement, each Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of each Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2014, the Administration Fee was as follows:
	Total Aggregated	Waived	Unpaid at June 30, 2014
NY Tax Free Money Fund	$23,111	$23,111	$—
Tax Free Money Fund Investment	$65,775	$47,784	$1,492

In addition, the Advisor waived $56,489 of other expenses for NY Tax Free Money Fund.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for each Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from each Fund. For the six months ended June 30, 2014, the amounts charged to each Fund by DSC was as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at June 30, 2014
NY Tax Free Money Fund: Investment Class	$55,305	$55,305	$—
NY Tax Free Money Fund: Tax-Exempt New York Money Market Fund	$2,569	$2,564	$5
Tax Free Money Fund Investment: Premier Shares	$163,105	$163,105	$—

Distribution and Service Fees. DeAWM Distributors, Inc. ("DDI") is each Fund's distributor. The Tax-Exempt New York Money Market Fund shares of NY Tax Free Money Fund pays DDI an annual fee, pursuant to a Rule 12b-1 plan, based on an annual rate of 0.50% of the Tax-Exempt New York Money Market Fund shares' average daily net assets, which is calculated daily and payable monthly. For the six months ended June 30, 2014, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Waived
NY Tax Free Money Fund: Tax-Exempt New York Money Market Fund	$5,545	$5,545

In addition, DDI provides information and administrative services for a fee ("Service Fee") at an annual rate of up to 0.25% of average daily net assets for Investment Class Shares of NY Tax Free Money Fund and Premier Shares of Tax Free Money Fund Investment. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of the shareholder accounts the firms service. For the six months ended June 30, 2014, the Service Fee was as follows:
Service Fee	Total Aggregated	Waived	Annualized Effective Rate
NY Tax Free Money Fund: Investment Class	$39,941	$39,941	.00%
Tax Free Money Fund Investment: Premier Shares	$164,162	$164,162	.00%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to each Fund. For the six months ended June 30, 2014, the amount charged to each Fund by DIMA included in the Statement of Operations under "reports to shareholders" is as follows:
	Total Aggregated	Unpaid at June 30, 2014
NY Tax Free Money Fund	$10,799	$4,172
Tax Free Money Fund Investment	$5,068	$1,480

Trustees' Fees and Expenses. Each Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Funds may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Funds may borrow up to a maximum of 33 percent of their net assets under the agreement. The Funds had no outstanding loans at June 30, 2014.

D. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholder accounts could have a material impact on the Funds.

At June 30, 2014, one shareholder account held approximately 69% of the outstanding shares of the NY Tax Free Money Fund and one shareholder account held approximately 99% of the outstanding shares of Tax Free Money Fund Investment.

E. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The Fund is required to comply with money market reform over the next two years. As a result, the Fund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the Fund.

Information About Each Fund's Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees, and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, each Fund limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2014 to June 30, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

NY Tax Free Money Fund
Expenses and Value of a $1,000 Investment for the six months ended June 30, 2014 (Unaudited)
Actual Fund Return	Investment Class
Beginning Account Value 1/1/14	$1,000.00
Ending Account Value 6/30/14	$1,000.05
Expenses Paid per $1,000*	$.50
Hypothetical 5% Fund Return	Investment Class
Beginning Account Value 1/1/14	$1,000.00
Ending Account Value 6/30/14	$1,024.30
Expenses Paid per $1,000*	$.50

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Investment Class
NY Tax Free Money Fund	.10%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Free Money Fund Investment
Expenses and Value of a $1,000 Investment for the six months ended June 30, 2014 (Unaudited)
Actual Fund Return	Premier Shares
Beginning Account Value 1/1/14	$1,000.00
Ending Account Value 6/30/14	$1,000.05
Expenses Paid per $1,000*	$.64
Hypothetical 5% Fund Return	Premier Shares
Beginning Account Value 1/1/14	$1,000.00
Ending Account Value 6/30/14	$1,024.15
Expenses Paid per $1,000*	$.65

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Premier Shares
Tax Free Money Fund Investment	.13%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

NY Tax Free Money Fund

The Board of Trustees approved the renewal of NY Tax Free Money Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2012, the Fund's gross performance (Investment Class shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). Based on Lipper data provided as of December 31, 2012, the Board noted that the Fund's total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Investment Class shares (1st quartile) and Tax-Exempt New York Money Market Fund shares (1st quartile). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitation agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Tax Free Money Fund Investment

The Board of Trustees approved the renewal of Tax Free Money Fund Investment's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2012, the Fund's gross performance (Premier Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). Based on Lipper data provided as of December 31, 2012, the Board noted that the Fund's total (net) operating expenses were higher than the median of the applicable Lipper expense universe for Premier Shares (4th quartile). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds, noting that DIMA indicated that it does not provide services to any other comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitation agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 730-1313 Personalized account information, information on other Deutsche funds and services via touchtone telephone and the ability to exchange or redeem shares.
Web Site
deutscheliquidity.com/US
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about the funds, retirement planning information, and more.

For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	Deutsche Asset & Wealth Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at 800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	NY Tax Free Money Fund — Investment Class	Tax Free Money Fund Investment — Premier Shares
Nasdaq Symbol	BNYXX	BTXXX
CUSIP Number	23337T 805	23337T 888
Fund Number	844	839

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Notes

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

NYTXMFREE-3
IR-028301-3 8/14

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	NY Tax Free Money Fund and Tax Free Money Fund Investment, each a series of DWS Money Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 29, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 29, 2014